Derivatives and hedge accounting - Maturity derivatives designated in net investment hedging (Details) - -  hedges of net investments in foreign operations - Derivatives - – FX forwards and Cross currency swaps - Net payer and receiver swap number in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Nominal value	(10,672)	(8,899)
Less than 1 month
Disclosure of detailed information about hedges [line items]
Nominal value	(6,009)	(6,164)
1 to 3 months
Disclosure of detailed information about hedges [line items]
Nominal value	(4,576)	(2,638)
3 to 12 months
Disclosure of detailed information about hedges [line items]
Nominal value	(87)	(97)
1 to 2 years
Disclosure of detailed information about hedges [line items]
Nominal value
2 to 3 years
Disclosure of detailed information about hedges [line items]
Nominal value
3 to 4 years
Disclosure of detailed information about hedges [line items]
Nominal value
4 to 5 years
Disclosure of detailed information about hedges [line items]
Nominal value
>5 years
Disclosure of detailed information about hedges [line items]
Nominal value